Note 14 - Stock Compensation Plans - Summary of Option Activity (Details) - Share-based Payment Arrangement, Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding at the beginning of the year (in shares)	256,336	279,836
Outstanding at the beginning of the year, weighted average exercise price (in dollars per share)	$ 10.87	$ 10.64
Outstanding at the beginning of the year, weighted average remaining contractual life (Year)	5 years 182 days	6 years	6 years 292 days
Granted, number of shares (in shares)
Granted, weighted average exercise price (in dollars per share)
Granted, weighted average remaining contractual life (Year)
Exercised, number of shares (in shares)	(12,500)	(23,500)
Exercised, weighted average exercise price (in dollars per share)	$ 8.10	$ 8.10
Forfeited, number of shares (in shares)	(3,200)
Forfeited, weighted average exercise price (in dollars per share)	$ 13.30
Outstanding at the end of the period (in shares)	240,636	256,336	279,836
Outstanding at end of period, weighted average exercise price (in dollars per share)	$ 10.98	$ 10.87	$ 10.64
Exercisable at the end of the period (in shares)	161,054	147,027
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 9.84	$ 9.07
Exercisable at end of period, weighted average remaining contractual life (Year)	5 years 146 days	4 years 292 days